Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Balance at beginning of the year	1,755,970	1,755,970	989,530	143,921
Impairment	—	(766,440)	—	—

Balance at end of the year	1,755,970	989,530	989,530	143,921

As of December 31, 2016, goodwill allocated to the reporting units of hosting and related services and managed network services was RMB989,530 and RMB766,440, respectively.

In September 2017, goodwill included in managed network services reporting unit was fully impaired immediately before disposal of WiFire Entities and Aipu Group. As of December 31, 2017, no impairment loss of goodwill in hosting and related services was recorded.

As of December 31, 2018, the Company has performed a qualitative assessment for hosting and related services and no impairment loss was recorded for this year.